Accounts Receivable (Details) - Schedule of components of accounts receivable, net - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of components of accounts receivable, net [Abstract]
Accounts receivable	$ 33,604	$ 36,385
Investment banking fees, commissions and other receivables	10,316	8,043
Unbilled receivables	5,712	3,710
Total accounts receivable	49,632	48,138
Allowance for doubtful accounts	(3,114)	(1,514)
Accounts receivable, net	$ 46,518	$ 46,624